Financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments:
(a)Fair value:
The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, income tax payable, accounts payable and accrued liabilities approximate their fair values because of their short term to maturity.
As of December 31, 2023, the fair value of the Company’s revolving credit facilities and term loan credit facilities, excluding deferred financing fees was $1,333,912,000 (December 31, 2022 – $1,166,673,000) and the carrying value was $1,495,581,000 (December 31, 2022 –$1,232,988,000). As of December 31, 2023, the fair value of the Company’s other financing arrangements, excluding deferred financing fees, was $4,342,424,000 (December 31, 2022 – $2,061,863,000) and the carrying value was $4,656,459,000 (December 31, 2022 – $2,119,657,000). The fair value of the revolving and term loan credit facilities and other financing arrangements, excluding deferred financing fees, was estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. Therefore, the Company categorized the fair value of these financial instruments as Level 2 in the fair value hierarchy.
As of December 31, 2023, the fair value of the Company’s senior unsecured notes is $779,487,000 (December 31, 2022 – $1,284,702,000) and the carrying value is $828,050,000 (December 31, 2022 – $1,302,350,000). The fair value of the Company’s Senior Secured Notes was $911,893,000 and the carrying value was $1,000,000,000. The fair value was calculated using the present value of expected principal repayments and interest discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. As a result, these amounts were categorized as Level 2 in the fair value hierarchy.
The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate is derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.
Unobservable inputs for recurring and non-recurring Level 3 disclosures are obtained from third parties whenever possible and reviewed by the Company for reasonableness.
(b)Interest rate swap derivatives:
The Company uses interest rate derivative financial instruments, consisting of interest rate swaps to manage its interest rate risk associated with its variable rate debt. If interest rates remain at their current levels, the Company expects that $32,000 and $30,654,000 would be paid and received in cash, respectively, in the next 12 months on interest rate swaps maturing after December 31, 2023. The amount of the actual settlement may be different depending on the interest rate in effect at the time settlements are made.
22.    Financial instruments (continued):
(b)Interest rate swap derivatives (continued):
As of December 31, 2023, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for benchmark rate	Notional amount as of December 31, 2023	Maximum notional amount(1)	Effective date	Ending date
1.4340%	$80.0	$80.0	September 27, 2019	May 14, 2024
1.5580%	80.0	80.0	November 14, 2019	May 15, 2024
5.4200%	216.8	216.8	September 6, 2007	May 31, 2024
1.4900%	21.8	21.8	February 4, 2020	December 30, 2025
0.6350%	76.0	76.0	January 21, 2021	October 14, 2026
0.4590%	76.0	76.0	February 4, 2021	October 14, 2026
1.7574%	500.0	500.0	January 31, 2022	February 2, 2032
2.3875%	200.0	200.0	July 20, 2022	July 20, 2032
2.67%/5.50%(2)	250.0	250.0	September 1, 2023	September 1, 2026
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.
(2)$250,000,000 notional amount transaction on daily SOFR with a cap of 5.5% and a floor strike of 2.67%
In July 2022, the Company early terminated a swap with notional amount of $125,000,000 and fixed rate of 0.7270%.
(c)Financial instruments measured at fair value:
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2023	2022	2021
(Gain) Loss recognized in net earnings:
Gain on interest rate swaps (1)	$(16.7)	$(120.6)	$(14.0)
Gain on derivative put instrument	—	—	(0.1)
Loss (Gain) on contingent consideration asset	2.2	(0.9)	5.1
Loss reclassified from AOCL to net earnings(2)
Interest expense	—	—	0.2
Depreciation and amortization	1.0	1.0	1.0
(1)For the years ended December 31, 2023, 2022 and 2021, cash flows related to actual settlement of interest rate swaps were $34,386,000, $12,722,000 and $26,758,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.
The estimated amount of AOCL expected to be reclassified to net earnings within the next 12 months is approximately $1,019,000.